Document and Entity Information	Dec. 28, 2020
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Dec. 28, 2020
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Great Elm Group, Inc.
Entity Emerging Growth Company	false
Entity Central Index Key	0001831096